UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 22.0%
ARGENTINA - 0.2%
USD	150	Cablevision SA, 6.50%, 06/15/2019(a)(b)	$154,500

AUSTRALIA - 3.3%
AUD	3,000	Landwirtschaftliche Rentenbank, 6.25%, 04/13/2018(c)	2,443,149
AUD	500	National Capital Trust III, 2.91%, 09/30/2016(a)(d)(e)	379,238

			2,822,387

BANGLADESH - 0.2%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 05/06/2017(a)(b)	213,080

BARBADOS - 0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 08/11/2019(a)(b)	234,675

BERMUDA - 0.3%
USD	216	Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026(b)	215,239

BRAZIL - 2.3%
USD	206	Caixa Economica Federal, 4.25%, 05/13/2019(b)	206,000
USD	320	Marfrig Overseas Ltd., 9.50%, 08/29/2016(a)(b)	329,600
USD	420	OAS Financial Ltd., 8.88%, 04/25/2018(a)(b)(d)(f)(g)	4,200
USD	640	Petrobras Global Finance BV, 8.38%, 05/23/2021	676,640
USD	490	Petrobras International Finance Co., 5.38%, 01/27/2021	464,887
USD	152	QGOG Atlantic, 5.25%, 11/30/2016(a)(b)	122,790
USD	111	Vale Overseas Ltd., 4.38%, 01/11/2022	107,809

			1,911,926

CHINA - 0.6%
USD	210	Future Land Development Holdings Ltd., 10.25%, 07/21/2017(a)(b)	232,581
USD	210	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)(b)	240,005

			472,586

GEORGIA - 1.1%
USD	200	BGEO Group JSC, 6.00%, 07/26/2023(b)	201,300
USD	250	Georgian Oil and Gas Corp., 6.75%, 04/26/2021(b)	260,050
USD	400	Georgian Railway JSC, 7.75%, 07/11/2022(b)	444,000

			905,350

GUATEMALA - 0.6%
USD	200	Comunicaciones Celulares SA, 6.88%, 02/06/2019(a)(b)	208,000
USD	300	Industrial Subordinated Trust, 8.25%, 07/27/2021(b)	314,625

			522,625

INDIA - 0.2%
USD	210	ICICI Bank Ltd., 6.38%, 04/30/2017(a)(b)(e)	213,579

INDONESIA - 1.1%
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(b)	380,407
USD	560	Pertamina Persero PT, 5.63%, 05/20/2043(b)	579,016

			959,423

KAZAKHSTAN - 0.8%
USD	200	KazMunayGas National Co. JSC, 7.00%, 05/05/2020(b)	218,000
USD	510	Zhaikmunai LP Via Zhaikmunai International BV, 7.13%, 11/13/2016(a)(b)	447,525

			665,525

MEXICO - 2.9%
USD	250	Alfa SAB de CV, 6.88%, 09/25/2043(a)(b)	274,650
USD	200	Cemex SAB de CV, 7.75%, 04/16/2021(a)(b)	222,000

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
MEXICO (continued)
USD	210	Credito Real SAB de CV SOFOM ER, 7.25%, 07/20/2020(a)(b)	$206,283
USD	280	Pemex Project Funding Master Trust, 6.63%, 06/15/2035	289,506
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	390,585
USD	130	Petroleos Mexicanos, 6.63%, 06/15/2038	133,575
USD	159	Petroleos Mexicanos, 6.88%, 08/04/2026(b)	178,477
USD	200	Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/2017(a)(b)	200,000
USD	270	Tenedora Nemak SA de CV, 5.50%, 02/28/2018(a)(b)	280,125
USD	240	Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 07/22/2017(a)(b)	241,200

			2,416,401

NETHERLANDS - 0.5%
USD	400	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It, 7.95%, 05/11/2021(a)(b)	420,000

NEW ZEALAND - 0.9%
NZD	1,000	General Electric Co., 6.75%, 09/26/2016	725,992

NIGERIA - 0.3%
USD	270	GTB Finance BV, 6.00%, 11/08/2018(b)	264,627

PARAGUAY - 0.3%
USD	250	Banco Regional SAECA, 8.13%, 01/24/2019(b)	265,625

PERU - 0.2%
USD	160	Union Andina de Cementos SAA, 5.88%, 10/30/2018(a)(b)	166,800

RUSSIA - 1.8%
USD	100	EDC Finance Ltd., 4.88%, 04/17/2020(b)	101,000
USD	220	Evraz Group SA, 6.50%, 04/22/2020(b)	223,432
USD	310	Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/2022(b)	299,212
USD	300	Lukoil International Finance BV, 4.56%, 04/24/2023(b)	303,750
USD	260	Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/2022(b)	283,374
USD	270	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(b)	298,010

			1,508,778

SOUTH AFRICA - 0.5%
USD	400	Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(b)	408,064

SUPRANATIONAL - 2.4%
AUD	2,000	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	1,698,405
INR	23,400	International Bank for Reconstruction & Development, 6.38%, 08/07/2018	348,982

			2,047,387

TURKEY - 0.5%
USD	200	Arcelik, 5.00%, 04/03/2023(b)	194,500
USD	250	Yasar Holdings AS, 8.88%, 11/06/2017(a)(b)	254,572

			449,072

UNITED ARAB EMIRATES - 0.6%
USD	480	Jafz Sukuk Ltd., 7.00%, 06/19/2019(b)	534,557

VENEZUELA - 0.1%
USD	160	Petroleos de Venezuela SA, 8.50%, 11/02/2017(b)	124,560

Total Corporate Bonds - 22.0% (cost $18,416,008)			18,622,758

GOVERNMENT BONDS - 108.0%
ARGENTINA - 2.6%
USD	1,110	Argentina Bonar Bonds, 7.00%, 04/17/2017	1,132,970
USD	323	Argentine Republic Government International Bond, 7.13%, 07/06/2036(b)	328,168

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
ARGENTINA (continued)
USD	645	Argentine Republic Government International Bond, 7.50%, 04/22/2026(b)	$700,470

			2,161,608

ARMENIA - 0.5%
USD	400	Republic of Armenia, 144A, 6.00%, 09/30/2020(b)	409,000

AUSTRALIA - 22.2%
AUD	800	Australia Government Bond, 3.25%, 04/21/2029(b)	687,901
AUD	8,800	Australia Government Bond, 3.75%, 04/21/2037(b)	8,139,838
AUD	1,600	Australia Government Bond, 4.50%, 04/21/2033(b)	1,601,026
AUD	2,300	Australia Government Bond, 4.75%, 04/21/2027(b)	2,224,334
AUD	1,500	New South Wales Treasury Corp., 6.00%, 02/01/2018	1,213,460
AUD	1,500	Queensland Treasury Corp., 6.00%, 02/21/2018(b)	1,215,363
AUD	1,600	Queensland Treasury Corp., 6.00%, 06/14/2021(b)(c)	1,456,830
AUD	1,300	Queensland Treasury Corp., 6.00%, 07/21/2022(b)	1,208,106
AUD	1,115	Treasury Corp. of Victoria, 6.00%, 06/15/2020	984,233

			18,731,091

AZERBAIJAN - 0.4%
USD	348	Southern Gas Corridor CJSC, 6.88%, 03/24/2026(b)(c)	381,408

BRAZIL - 2.2%
BRL	4,870	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2023	1,377,196
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	462,400

			1,839,596

CANADA - 16.9%
CAD	2,596	Canadian Government Bond, 1.25%, 09/01/2018	2,018,364
CAD	2,183	Canadian Government Bond, 3.50%, 12/01/2045	2,393,417
CAD	2,571	Canadian Government Bond, 3.75%, 06/01/2019	2,147,833
CAD	2,000	Canadian Government Bond, 8.00%, 06/01/2023	2,269,184
CAD	2,000	Canadian Government Bond, 9.00%, 06/01/2025	2,579,451
CAD	2,000	Hydro Quebec, 9.63%, 07/15/2022	2,244,599
CAD	500	Ontario Electricity Financial Corp., 8.50%, 05/26/2025	589,779

			14,242,627

COLOMBIA - 0.4%
USD	200	Colombia Government International Bond, 4.50%, 10/28/2025(a)	213,700
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	154,500

			368,200

COSTA RICA - 0.3%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023(b)	243,125

CYPRUS - 0.4%
USD	284	Global Ports Finance PLC, 6.87%, 10/25/2021(a)(b)	297,845

DOMINICAN REPUBLIC - 1.1%
USD	210	Dominican Republic International Bond, 5.88%, 04/18/2024(b)	222,075
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026(b)	112,250
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027(b)	637,325

			971,650

ECUADOR - 0.2%
USD	200	Ecuador Government International Bond, 10.75%, 03/28/2022(b)	199,300

EGYPT - 0.5%
USD	430	Egypt Government International Bond, 5.88%, 06/11/2025(b)	399,986

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
ETHIOPIA - 0.6%
USD	500	Federal Democratic Republic of Ethiopia, 6.63%, 12/11/2024(b)	$474,910

GHANA - 1.0%
USD	300	Ghana Government International Bond, 8.13%, 01/18/2026(b)	259,686
USD	250	Ghana Government International Bond, 8.13%, 01/18/2026(b)(h)	216,405
GHS	1,500	Ghana Government International Bond, 23.00%, 08/21/2017	374,709

			850,800

HONDURAS - 0.4%
USD	330	Honduras Government International Bond, 7.50%, 03/15/2024(b)(h)	372,075

INDONESIA - 2.5%
USD	850	Indonesia Government International Bond, 5.88%, 01/15/2024(b)	994,060
USD	200	Indonesia Government International Bond, 6.75%, 01/15/2044(b)	270,692
IDR	5,600,000	Indonesia Treasury Bond, 5.25%, 05/15/2018	417,831
IDR	4,850,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	405,077

			2,087,660

IRAQ - 0.5%
USD	550	Iraq International Bond, 5.80%, 09/18/2016(a)(b)	412,500

IVORY COAST - 0.6%
USD	495	Ivory Coast Government International Bond, 5.75%, 12/31/2016(b)(i)	472,824

JAMAICA - 0.5%
USD	400	Jamaica Government International Bond, 7.88%, 07/28/2045	453,000

KAZAKHSTAN - 1.6%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(b)	526,500
USD	820	Kazakhstan Government International Bond, 4.88%, 10/14/2044(b)	814,358

			1,340,858

MEXICO - 1.4%
MXN	3,000	Mexican Bonos, 7.50%, 06/03/2027	178,275
MXN	6,150	Mexican Bonos, 7.75%, 11/13/2042	383,540
USD	350	Mexico Government International Bond, 6.05%, 01/11/2040	441,875
MXN	4,000	Petroleos Mexicanos, 7.19%, 09/12/2024(b)	194,180

			1,197,870

MONGOLIA - 0.7%
USD	680	Mongolia Government International Bond, 5.13%, 12/05/2022(b)	613,994

NETHERLANDS - 0.2%
USD	200	GTH Finance BV, 7.25%, 01/26/2023(a)(b)	210,000

NEW ZEALAND - 19.4%
NZD	3,100	New Zealand Government Bond, 3.00%, 04/15/2020(b)	2,329,112
NZD	1,700	New Zealand Government Bond, 4.50%, 04/15/2027(b)	1,494,359
NZD	7,900	New Zealand Government Bond, 5.50%, 04/15/2023(b)	6,967,809
NZD	6,555	New Zealand Government Bond, 6.00%, 05/15/2021(b)	5,621,981

			16,413,261

PARAGUAY - 0.3%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026(b)	214,000

PERU - 0.6%
PEN	1,450	Peruvian Government International Bond, 6.90%, 08/12/2037(b)	467,093

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
PHILIPPINES - 0.1%
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	$47,851

ROMANIA - 1.7%
USD	1,090	Romanian Government International Bond, 6.13%, 01/22/2044(b)	1,402,067

RUSSIA - 3.0%
RUB	137,560	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	1,895,697
USD	200	Russian Foreign Bond - Eurobond, 4.88%, 09/16/2023(b)	216,588
USD	370	Vnesheconombank Via VEB Finance PLC, 6.90%, 07/09/2020(b)	396,122

			2,508,407

RWANDA - 0.6%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023(b)	345,142
USD	200	Rwanda International Government Bond, 144A, 6.63%, 05/02/2023(b)	197,224

			542,366

SENEGAL - 0.4%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(b)	363,891

SOUTH AFRICA - 1.4%
USD	280	Eskom Holdings Ltd., 5.75%, 01/26/2021(b)	277,956
USD	400	South Africa Government International Bond, 4.88%, 04/14/2026	422,400
USD	100	South Africa Government International Bond, 6.25%, 03/08/2041	119,558
ZAR	4,730	South Africa Government International Bond, 10.50%, 12/21/2026	383,511

			1,203,425

TANZANIA - 0.2%
USD	178	Tanzania Government International Bond, 6.89%, 03/09/2020(b)(e)(h)(j)	182,223

TURKEY - 1.1%
USD	200	Turkey Government International Bond, 5.63%, 03/30/2021	212,650
USD	520	Turkey Government International Bond, 6.25%, 09/26/2022	570,600
TRY	620	Turkey Government International Bond, 8.00%, 03/12/2025	188,753

			972,003

UKRAINE - 1.4%
USD	810	Ukraine Government International Bond, 7.75%, 09/01/2023(b)	788,900
USD	430	Ukraine Government International Bond, 7.75%, 09/01/2024(b)	417,186

			1,206,086

UNITED KINGDOM - 19.3%
GBP	2,394	United Kingdom Gilt, 1.50%, 07/22/2026(b)	3,377,443
GBP	2,670	United Kingdom Gilt, 4.00%, 03/07/2022(b)	4,258,450
GBP	890	United Kingdom Gilt, 4.25%, 03/07/2036(b)	1,751,708
GBP	789	United Kingdom Gilt, 4.75%, 12/07/2030(b)	1,554,067
GBP	737	United Kingdom Treasury Gilt, 4.25%, 09/07/2039(b)	1,493,490
GBP	1,674	United Kingdom Treasury Gilt, 4.25%, 12/07/2049(b)	3,822,382

			16,257,540

URUGUAY - 0.6%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027(h)	53,063
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036	202,283
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	230,587

			485,933

ZAMBIA - 0.2%
USD	200	Zambia Government International Bond, 8.97%, 07/30/2027(b)	175,500

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Principal Amount (000)	Description	Value (US$)
GOVERNMENT BONDS (continued)
Total Government Bonds - 108.0% (cost $85,194,474)		$91,173,573

SHORT-TERM INVESTMENT (1.0%)
UNITED STATES (1.0%)
State Street Institutional U.S. Government Money Market Fund(k)	794,623	794,623

Total Short-Term Investment - 1.0% (cost $794,623)		794,623

Total Investments - 131.0% (cost $104,405,105)		110,590,954

Liabilities in Excess of Other Assets - (31.0)%		(26,143,901)

Net Assets - 100.0%		$84,447,053

(a)	The maturity date presented for these instruments represents the next call/put date.

(b)	Denotes a restricted security.

(c)	This security is government guaranteed.

(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2016.

(f)	Security is in default.

(g)	Illiquid security.

(h)	Inflation linked security.

(i)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(j)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2016.

(k)	Registered investment company advised by State Street Global Advisors.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

RUB	-	New Russian Ruble

TRY	-	Turkish Lira

USD	-	U.S. Dollar

ZAR	-	South African Rand

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2016

At July 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Australian Dollar
09/16/2016	Citigroup	USD	3,700,000	AUD	5,039,705	$3,824,516	$(124,516)
United States Dollar/Mexican Peso
10/17/2016	JPMorgan Chase	USD	737,745	MXN	14,022,000	742,044	(4,299)
United States Dollar/New Zealand Dollar
09/09/2016	Goldman Sachs	USD	7,700,000	NZD	11,480,799	8,276,861	(576,861)

						$12,843,421	$(705,676)

At July 31, 2016, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
Over-the-counter swap agreements:
USD	16,500,000	11/01/2017	Barclays	Receive	3-month LIBOR Index	0.84%	$(5,423)
Centrally cleared swap agreements:
USD	15,000,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	(1,477,508)

							$(1,482,931)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2016

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	—	18,622,758	—	18,622,758
Government Bonds	—	91,173,573	—	91,173,573

Total Fixed Income Investments	—	109,796,331	—	109,796,331
Short-Term Investment	794,623	—	—	794,623

Total Investments	$794,623	$109,796,331	$—	$110,590,954

Other Financial Instruments

Liabilities
Forward Foreign Currency Exchange Contracts	—	(705,676)	—	(705,676)
Interest Rate Swap Agreements	—	(1,482,931)	—	(1,482,931)

Total Liabilities	$—	$(2,188,607)	$—	$(2,188,607)

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2016, there were no transfers between Levels 1, 2 or 3. For the period ended July 31, 2016, there were no significant changes to the fair valuation methodologies.

b.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

c.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$102,501,627	$9,125,721	$(1,036,394)	$8,089,327

Aberdeen Global Income Fund, Inc.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a - 2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Global Income Fund, Inc

Date: September 28, 2016

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Global Income Fund, Inc.

Date: September 28, 2016